Balance Sheet Details (Tables)	9 Months Ended
Sep. 30, 2025
Offsetting [Abstract]
Schedule of Prepaid Expense and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Prepaid insurance	$179,143	$9,808
Other	337,409	205,171
Total	$516,552	$214,979
Prepaid expenses and other current assets consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Prepaid insurance	$173,617	$179,143
Other receivable	23,345	131,865
Deferred issuance costs	251,963	—
Other	617,876	205,544
Total	$1,066,801	$516,552

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accrued legal	$1,867,107	$24,729
Accrued personnel costs	963,865	120,856
Accrued excise taxes	207,358	—
Accrued advisory fee	100,000	—
Other	411,624	224,066
Total	$3,549,954	$369,651
Accrued expenses and other current liabilities consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Accrued legal	$2,042,991	$1,867,107
Accrued personnel costs	1,147,288	963,865
Accrued excise taxes	—	207,358
Accrued advisory fee	101,963	100,000
Accrued purchases	1,680,970	1,834
Other	262,004	409,790
Total	$5,235,216	$3,549,954